Document and Entity Information	12 Months Ended
Nov. 30, 2011
Document and Entity Information
Entity Registrant Name	XYRATEX LTD
Entity Central Index Key	0001284823
Document Type	20-F
Document Period End Date	Nov 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	27,567,837
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Nov. 30, 2011	Nov. 30, 2010
Current assets:
Cash and cash equivalents	$ 132,630	$ 90,842
Accounts receivable, net of allowance for doubtful accounts of $148 and $310	200,742	209,044
Inventories	164,180	195,936
Prepaid expenses	3,296	3,154
Deferred income taxes	9,020	8,204
Other current assets	7,016	3,876
Total current assets	516,884	511,056
Property, plant and equipment, net	45,215	45,687
Intangible assets, net	18,128	9,326
Deferred income taxes	13,476	14,913
Total assets	593,703	580,982
Current liabilities:
Accounts payable	168,696	155,792
Employee compensation and benefits payable	21,786	22,638
Deferred revenue	7,692	17,958
Income taxes payable	43	730
Other accrued liabilities	26,312	16,533
Total current liabilities	224,529	213,651
Total liabilities	224,529	213,651
Commitments and contingencies (note 13)
Shareholders' equity
Common shares (in thousands), par value $0.01 per share 70,000 authorized, 27,568 and 30,276 issued and outstanding	276	303
Additional paid-in capital	361,070	382,684
Accumulated other comprehensive income (deficit)	(1,337)	496
Accumulated income (deficit)	9,165	(16,152)
Total shareholders' equity	369,174	367,331
Total liabilities and shareholders' equity	$ 593,703	$ 580,982

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Nov. 30, 2011	Nov. 30, 2010
CONDENSED CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 148	$ 310
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized shares	70,000	70,000
Common shares, issued shares	27,568	30,276
Common shares, outstanding shares	27,568	30,276

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Revenues	$ 1,448,476	$ 1,601,883	$ 867,891
Cost of revenues	1,226,404	1,322,115	742,615
Gross profit	222,072	279,768	125,276
Operating expenses:
Research and development	115,558	92,705	71,062
Selling, general and administrative	66,377	60,002	56,463
Amortization of intangible assets	4,176	3,669	3,939
Impairment of intangible assets	2,230
Restructuring costs	2,750		5,898
Total operating expenses	191,091	156,376	137,362
Operating income (loss)	30,981	123,392	(12,086)
Interest income	397	86	137
Interest expense	(5)	(41)	(23)
Income (loss) before income taxes	31,373	123,437	(11,972)
Provision (benefit) for income taxes	3,076	(15,991)	4,442
Net income (loss)	$ 28,297	$ 139,428	$ (16,414)
Net earnings (loss) per share:
Basic (in dollars per share)	$ 0.96	$ 4.63	$ (0.56)
Diluted (in dollars per share)	$ 0.92	$ 4.46	$ (0.56)
Weighted average common shares (in thousands), used in computing net earnings (loss) per share:
Basic (in shares)	29,605	30,101	29,402
Diluted (in shares)	30,631	31,270	29,402
Cash dividends declared per share (in dollars per share)	$ 0.11

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	Total	Common stock	Additional paid-in capital	Accumulated income (deficit)	Accumulated other comprehensive income (loss)	Comprehensive income
Balances at Nov. 30, 2008	$ 213,589	$ 291	$ 366,067	$ (139,166)	$ (13,603)
Balances (in shares) at Nov. 30, 2008		29,146
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	87	4	83
Issuance of common shares (in shares)		315
Non-cash equity compensation	5,625		5,625
Tax on equity compensation	(850)		(850)
Components of comprehensive income (loss), net of tax:
Net income (loss)	(16,414)			(16,414)		(16,414)
Unrealized (loss) gain on forward foreign currency contracts net of reclassification adjustment:	17,201				17,201	17,201
Total comprehensive income	787					787
Balances at Nov. 30, 2009	219,238	295	370,925	(155,580)	3,598
Balances (in shares) at Nov. 30, 2009		29,461
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	2,113	8	2,105
Issuance of common shares (in shares)		815
Non-cash equity compensation	9,654		9,654
Components of comprehensive income (loss), net of tax:
Net income (loss)	139,428			139,428		139,428
Unrealized (loss) gain on forward foreign currency contracts net of reclassification adjustment:	(3,102)				(3,102)	(3,102)
Total comprehensive income	136,326					136,326
Balances at Nov. 30, 2010	367,331	303	382,684	(16,152)	496
Balances (in shares) at Nov. 30, 2010	30,276	30,276
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	3,344	9	3,335
Issuance of common shares (in shares)		894
Repurchase of common shares	(32,290)	(36)	(32,254)
Repurchase of common shares (in shares)		(3,602)
Non-cash equity compensation	7,127		7,127
Tax on equity compensation	178		178
Components of comprehensive income (loss), net of tax:
Net income (loss)	28,297			28,297		28,297
Unrealized (loss) gain on forward foreign currency contracts net of reclassification adjustment:	(1,833)				(1,833)	(1,833)
Total comprehensive income	26,464					26,464
Dividends to shareholders	(2,980)			(2,980)
Balances at Nov. 30, 2011	$ 369,174	$ 276	$ 361,070	$ 9,165	$ (1,337)
Balances (in shares) at Nov. 30, 2011	27,568	27,568

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Cash flows from operating activities:
Net income (loss)	$ 28,297	$ 139,428	$ (16,414)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	19,405	18,436	18,197
Amortization of intangible assets	4,176	3,669	3,939
Impairment of intangible assets	2,230
Non-cash equity compensation	7,127	9,654	5,625
Loss on sale of assets	1,299	796
Deferred income taxes	1,438	(16,443)	3,021
Changes in assets and liabilities, net of impact of acquisitions and divestitures
Accounts receivable	8,753	(84,004)	16,164
Inventories	31,846	(86,917)	19,558
Prepaid expenses and other current assets	(3,971)	487	165
Accounts payable	15,162	59,178	(14,909)
Employee compensation and benefits payable	(852)	14,058	(1,165)
Deferred revenue	(10,266)	6,649	2,234
Income taxes payable	(687)	(1,283)	(560)
Other accrued liabilities	2,975	(4,052)	3,433
Net cash provided by operating activities	106,932	59,656	39,288
Cash flows from investing activities:
Investments in property, plant and equipment	(20,232)	(20,328)	(15,453)
Acquisition of intangible assets	(4,700)
Acquisition of businesses, net of cash received	(7,433)	(4,908)
Net cash used in investing activities	(32,365)	(25,236)	(15,453)
Cash flows from financing activities:
Repurchase of common shares	(32,290)
Increase (decrease) in book overdraft	(2,374)	2,374
Proceeds from issuance of common shares	3,344	2,113	87
Dividends to shareholders	(1,459)
Net cash provided by (used in) financing activities	(32,779)	4,487	87
Change in cash and cash equivalents	41,788	38,907	23,922
Cash and cash equivalents at beginning of period	90,842	51,935	28,013
Cash and cash equivalents at end of period	$ 132,630	$ 90,842	$ 51,935

The Company and its Operations	12 Months Ended
Nov. 30, 2011
The Company and its Operations
The Company and its Operations

1.     The Company and its Operations

        Operations.    We are a leading provider of data storage technology with principal operations in the United Kingdom ("U.K."), the United States of America ("U.S.") and Malaysia. We report our business in two product groups: Networked Storage Solutions ("NSS") and Storage Infrastructure ("SI"). Our NSS products are primarily hard disk drive based data storage subsystems and solutions which we supply to Original Equipment Manufacturers or OEMs. Our SI products include capital process, inspection and test equipment which we supply to the hard disk drive industry.

        Parent company.    Xyratex Ltd, a company incorporated in Bermuda, is our parent company. In these notes Xyratex Ltd together with its subsidiaries is referred to as the "Company".

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Nov. 30, 2011
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies

2.     Basis of Presentation and Summary of Significant Accounting Policies

        A summary of the significant accounting policies followed in the preparation of the accompanying consolidated financial statements, which conform to accounting principles generally accepted in the United States, is presented below.

        Fiscal year.    The Company's fiscal year ends on November 30.

        Principles of consolidation.    The consolidated financial statements include the accounts of Xyratex Ltd and its wholly and majority-owned subsidiaries. Wholly and majority-owned subsidiaries are all entities over which the Company has the power to control the entity's financial and operating policies. All significant intercompany accounts and transactions have been eliminated.

        Use of estimates.    The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting periods. Some of the more significant estimates include inventory valuation reserves, depreciation, amortization and impairment of long-lived assets including goodwill, deferred tax asset valuation allowance, warranty reserves and equity compensation expense. Actual results could differ from those estimates.

        Foreign currency.    The U.S. dollar is the functional currency of all operations as most revenues and expenses are incurred in U.S. dollars. As such, non-monetary assets and liabilities of operations located outside of the U.S. are remeasured into U.S. dollars using historical exchange rates. Monetary assets and liabilities are remeasured using the current rate at each balance sheet date. Revenue and expenses are generally translated at a monthly exchange rate, being the actual rate at the beginning of each month, except for those expenses related to balance sheet amounts that are remeasured at historical exchange rates. Gains or losses from foreign currency remeasurement are included in income. Net foreign currency remeasurement gains (losses) of ($26), $277 and $176 are included in selling general and administrative expenses, in the years ended November 30, 2011, 2010 and 2009, respectively.

        Comprehensive income (loss).    In addition to net income (loss), comprehensive income (loss) includes charges or credits to equity that are not the result of transactions with shareholders. For the Company, this includes unrealized gains and losses on forward foreign currency contracts and foreign currency options. The Company has included components of comprehensive income (loss) within the Consolidated Statements of Shareholders' Equity and Comprehensive Income (Loss).

        Revenue recognition.    Revenue from product sales is recognized once delivery has occurred provided that persuasive evidence of an arrangement exists, the price is fixed or determinable, and collectibility is reasonably assured. Delivery is considered to have occurred when title and risk of loss have transferred to the customer.

        Product sales relating to the SI segment often include customer acceptance provisions. For products produced according to the Company's published specifications and where no substantive customer acceptance provisions exist, revenue is recognized when title passes to the customer, generally on delivery. For products produced according to a particular customer's specifications, revenue is recognized when the product has been tested and it has been demonstrated that it meets the customer's specifications and title passes to the customer. For new products, new applications of existing products or for products with substantive customer acceptance provisions where performance cannot be fully assessed prior to meeting customer specifications at the customer site, revenue is recognized upon receipt of final customer acceptance.

        In certain instances, the Company requires advanced deposits for a portion of the sales price in advance of shipment. These amounts are recorded as deferred revenue until the revenue recognition criteria above are met.

        A number of the Company's contracts for the supply of products have included payments upon the achievement of milestones for Non-Recurring Engineering ("NRE") during the product development phase. For those contracts where we determine that the product development phase constitutes a separate earnings process revenue relating to the NRE payments is recognized upon the achievement of the applicable milestones. Other NRE payments and up-front fees received on execution of a contract are recognized over the estimated period of product shipments. Revenue related to NRE payments which was recognized on the achievement of substantive milestones amounted to approximately $987, $1,399 and $1,255 in the years ended November 30, 2011, 2010 and 2009 respectively.

        Research and development.    Amounts spent by the Company for research and development efforts are recorded as research and development expenses when incurred.

        Warranty expense.    The Company generally offers warranties between one and three years. Estimated future warranty obligations related to product sales are charged to operations in the period in which the related revenue is recognized. These estimates are based on historical warranty experience and other relevant information of which the Company is aware. During the years ended November 30, 2011, 2010 and 2009, warranty expense was $3,780, $6,055 and $3,210 respectively.

        Shipping and handling costs.    Shipping and handling costs charged to customers are included in revenues and the associated expense is recorded in cost of revenues for all periods presented.

        Advertising.    Advertising costs are expensed as incurred and amounted to $31, $25 and $7 during the years ended November 30, 2011, 2010 and 2009, respectively.

        Pensions and 401(k) plan.    Retirement benefits are provided for U.K. and Malaysian employees by defined contribution pension plans whereby the assets of the plans are held separately from those of the Company and are independently administered. The Company also makes contributions to a 401(k) savings plan for U.S. employees. Contributions by the Company to defined contribution pension plans are charged to income as they become payable and amounted to $5,088, $3,909 and $2,964 during the years ended November 30, 2011, 2010 and 2009, respectively. These contributions were temporarily reduced during the year ended November 30, 2009 as part of the cost reduction program, but were reinstated during the year ended November 30, 2010.

        Equity compensation.    The Company accounts for employee equity awards under the fair value method. Accordingly, the Company measures equity compensation at the grant date based on the fair value of the award. Equity compensation is based on the graded vesting of the share-based award, adjusted for expected forfeitures.

        In the three years ended November 30, 2011 the Company's share based awards were primarily in the form of Restricted Stock Units ("RSUs"). The valuation of these awards is based on the share price on the date of grant and requires the estimate of forfeiture levels and the achievement of performance conditions.

        The Company uses the Black-Scholes option pricing model as the method of valuation for share option grants under the Company's share purchase plans.

        Income taxes.    Provision for income taxes is based on income before taxes. Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets also arise from net operating losses and are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse. Valuation allowances are established when necessary to reduce the deferred tax assets to the amount more likely than not to be realized.

        We recognize the tax liability for uncertain income tax positions using the two step method set out in accounting guidance. Firstly we assess whether each income tax position is "more likely than not" to be sustained on audit, including resolution of related appeals or litigation process, if any. Secondly, for each income tax position that meets the "more likely than not" recognition threshold, the Company then assesses the largest amount of tax benefit that is greater than 50% likely of being realized upon effective settlement with the tax authority.

        Net earnings (loss) per share.    Basic net earnings (loss) per share is computed by dividing net income by the weighted-average number of common shares outstanding, during the period, excluding the dilutive effect of RSUs and share options. Diluted net earnings per share gives effect to all potentially dilutive common share equivalents outstanding during the period including RSUs and share options.

        Cash and cash equivalents.    Investments are classified as cash equivalents if their original maturity is three months or less. Cash equivalents are stated at cost, which approximates fair value.

        Accounts receivable.    Accounts receivable are stated at cost less the allowance for doubtful amounts. No interest has been charged on accounts receivable.

        Inventory.    Inventory is valued at standard cost, which approximates actual cost computed on a first-in, first-out basis, not in excess of market value.

        Property, plant and equipment.    Property, plant and equipment are stated at cost less accumulated depreciation. Additions, improvements and major renewals are capitalized; maintenance, repairs and minor renewals are expensed as incurred. When assets are retired or disposed of, the assets and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss is reflected in current income. Depreciation is provided using the straight-line method, principally over five to twenty five years for buildings and improvements and two to seven years for machinery and equipment. Depreciation of leasehold improvements is provided using the straight-line method over the life of the asset or the minimum term of the lease, whichever is shorter. Land is not depreciated.

        Software Development Cost.    Costs related to internally developed software and software purchased for internal use are capitalized. Capitalized software is included in property, plant and equipment and is depreciated between two and seven years when development is complete, and amounted to $1,660, $755 and $641 for the years ended November 30, 2011, 2010 and 2009 respectively.

        Goodwill and purchased intangible assets.    Purchased intangible assets with identifiable lives are carried at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated economic lives of the respective assets. Under the provisions of the accounting guidance, goodwill and intangible assets with indefinite lives are not amortized, but instead are tested for impairment at least annually or more frequently if impairment indicators arise. If the Company assesses, based on qualitative factors, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, impairment of goodwill is tested quantitavely using a two step approach at the reporting unit level. The first step requires comparison of the reporting unit's carrying amount, including goodwill, to the fair value of the reporting unit. The fair values of the reporting units are estimated using the discounted cash flows approach which utilizes market data including the Company's market value. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered impaired and a second step is performed to measure the amount of impairment. The second step involves determining the implied fair value of goodwill for each reporting unit. Any excess carrying amount of goodwill over the fair value determined in the second step will be recorded as a goodwill impairment loss.

        Impairment of long-lived assets.    The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets.

        Treasury stock.    The Company accounts for its repurchase of shares under the cost method of accounting for treasury stock, whereby the treasury stock is recorded at the cost of reacquisition and reported as a deduction from shareholders equity. Differences in the share price upon subsequent reissuance from the original issuance are recorded through paid in capital. Retirement of treasury shares results in elimination of the original par value, with any excess amounts recorded in retained earnings.

        Derivative financial instruments.    The Company enters into derivative financial instruments (forward foreign currency contracts and foreign currency options) in order to manage currency risks arising from its forecasted and firmly committed foreign currency denominated cash flows. The Company enters into these hedging relationships to limit foreign exchange rate risk for periods not exceeding 24 months. The Company does not utilize financial instruments for trading or speculative purposes.

        The Company recognizes all derivatives as either assets or liabilities in the consolidated balance sheet at fair value. The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking hedge transactions. This documentation includes linking all derivatives to specific forecasted cash flows. The Company also formally assesses both at the hedge's inception and on an ongoing basis whether the derivatives used in hedging transactions have been highly effective in offsetting changes in the cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods.

        Where hedge instruments continue to be highly effective changes in fair value of these instruments are deferred and recorded, net of the related tax effects, as a component of accumulated other comprehensive income (AOCI) until the hedged transactions affect earnings, at which time the deferred gains and losses on the forward foreign currency contracts are recognized in the income statement. When it is determined that a derivative is not, or has ceased to be, highly effective as a hedge, the Company discontinues hedge accounting prospectively and recognizes future changes in fair value in current earnings.

        The Company has designated all its forward foreign currency contracts as qualifying for hedge accounting and as remaining highly effective throughout their existence.

        Fair Value Measurements.    The fair value of the Company's financial instruments other than derivative financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, approximate cost because of their short maturities. The fair value of the Company's forward foreign exchange contracts and options is based on foreign currency spot rates and forward rates quoted by banks.

        Concentration of credit risk.    Financial instruments which potentially subject the Company to concentrations of credit risk include cash and cash equivalents, short-term investments and accounts receivable. The Company places its cash and cash equivalents and short-term investments with high-credit quality financial institutions. Cash deposits are placed with up to three institutions and such deposits generally exceed governmentally insured limits. Concentrations of credit risk, with respect to accounts receivable, exist to the extent of amounts presented in the financial statements. Three customers, each with balances greater than 10% of total accounts receivable, represented 77% and 75% of the total accounts receivable balance at November 30, 2011 and 2010, respectively. Generally, the Company does not require collateral or other security to support customer receivables. The Company performs periodic credit evaluations of its customers and maintains an allowance for potential credit losses based on historical experience and other information available to management. Losses to date have been within management's expectations.

        Revenues of the NSS segment include revenue from three customers accounting for 42%, 22% and 13% of the Company's revenues in the year ended November 30, 2011, three customers accounting for 41%, 14% and 11% of the Company's revenues in the year ended November 30, 2010 and two customers accounting for 48% and 15% of the Company's revenues in the year ended November 30, 2009. Revenues of the SI segment include revenue from one customer accounting for 13% of the Company's revenues in the year ended November 30, 2010. No other customer accounted for more than 10% of revenues.

        Supplier risk.    The Company integrates highly specialized components, such as disk drives, printed circuit board assemblies and power supplies into its products. These components are generally available from a single source or a limited number of suppliers. If any of these suppliers failed to meet the Company's timing and quality requirements or unexpectedly discontinued its business relations with the Company, and no alternative supplier were found within a reasonable period of time, the Company's ability to manufacture products at acceptable prices or to deliver products on time could be impaired, possibly resulting in loss of sales.

  Recent accounting pronouncements

        In September 2011, the Financial Accounting Standards Board (FASB) issued accounting guidance intended to simplify how an entity tests goodwill for impairment. The revised guidance allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity will no longer be required to calculate the fair value of a reporting unit unless it determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. As permitted by this guidance the Company adopted this guidance in the year ended November 30, 2011.

        In June 2011 the FASB issued new guidance related to the presentation of comprehensive income. An entity can elect to present items of net income and other comprehensive income on one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive, statements. The statements would need to be presented with equal prominence as the other primary financial statements. The items that constitute net income and other comprehensive income do not change. This guidance is effective for annual periods beginning after December 15, 2011. The adoption of the guidance is not expected to have a material impact on the Company's consolidated financial statements.

        In October 2009 the FASB issued new guidance related to revenue recognition for arrangements with multiple deliverables and those which include software elements. The issues address certain aspects of the accounting by the vendor that involve more than one deliverable or unit of accounting. The guidance will allow companies to allocate arrangement consideration in multiple deliverable arrangements in a manner that better reflects the transaction's economics and will remove non-software components of tangible products and certain software components of tangible products from the scope of existing software revenue guidance. For contracts with software elements this will result in the recognition of revenue similar to that for other tangible products. This guidance is effective for annual periods beginning after June 15, 2010. The adoption of the guidance did not have a material impact on the Company's consolidated financial statements.

Net earnings per share	12 Months Ended
Nov. 30, 2011
Net earnings per share
Net earnings per share

3.     Net earnings per share

        Basic net earnings per share is computed by dividing net income by the weighted average number of common shares. Diluted net earnings per share gives effect to all potentially dilutive common share equivalents outstanding during the period.

	Number of common shares
	Year Ended November 30,
	2011	2010	2009
Total weighted average common shares—basic	29,605	30,101	29,402
Dilutive effect of share options	60	113	—
Dilutive effect of restricted stock units	966	1,056	—

Total weighted average common shares—diluted	30,631	31,270	29,402

Number of options and other share based awards excluded from the calculation because the effect would be anti-dilutive	—	—	246

Restructuring costs	12 Months Ended
Nov. 30, 2011
Restructuring costs
Restructuring costs

4.     Restructuring costs

        During the year ended November 30, 2011 the Company carried out a cost reduction program in response to reduced customer demand for SI products. This included a compulsory headcount reduction program. The Company reduced its overall employee numbers by 129, or approximately 6%. The cost of employee terminations totaled $2,750. Of this amount $1,439 was paid in the year ended November 30, 2011 and the remaining amount will be paid in the year ended November 30, 2012.

        During the year ended November 30, 2009 the Company commenced a cost reduction program in response to reduced customer demand and worsening market conditions resulting from upheaval in the financial credit markets. This included a compulsory headcount reduction program and the closure of certain Company locations, primarily supporting research and development. The Company reduced its overall employee numbers by 247, or approximately 13%. This program was complete at November 30, 2009 and the costs of employee and lease terminations totaled $5,898. Of this amount $4,142 related to employee terminations was paid in the year ended November 30, 2009. The cost of lease terminations amounted to $1,756 and related to leases which expire in 2010 and 2011. Of this amount $1,054 and $560 were paid in the years ended November 30, 2010 and 2009 respectively.

Acquisitions and intangible assets	12 Months Ended
Nov. 30, 2011
Acquisitions and intangible assets
Acquisitions and intangible assets

5.     Acquisitions and intangible assets

Acquisition of business and intangible asset purchases in the year ended November 30, 2011

        During the year ended November 30, 2011, the Company completed an acquisition for a cash purchase price totaling $6,130. The Company has estimated the fair values of the acquired assets and liabilities and the allocation of the purchase price to intangible assets.

        Pro forma operating results have not been presented for the acquisition because the acquisition was not material to the Company. Goodwill of $2,805 has been recognized on the above transactions. $425 has been allocated to tangible assets and $2,900 to intangible assets as developed technology to be amortized over five years. The intangible assets are expected to be deductible for tax purposes.

        During the year ended November 30, 2011, the Company acquired software for a cash purchase price of $1,200. This amount has been allocated to intangible assets as software to be amortized over five years. The Company also extended and expanded its patent cross license agreement with IBM for consideration of $7,000. This amount has been allocated to intangible assets as patents to be amortized over six years. $3,500 of the purchase price remains unpaid at November 30, 2011. The company made additional payments of $1,304 for acquisitions completed in previous years. This amount has been added to goodwill. Of this amount, $1,200 related to an acquisition completed in 2004. The intangible assets are expected to be deductible for tax purposes.

        As of November 30, 2011, the only contingent consideration arrangement existing is that relating to an acquisition in 2010 described in the next paragraph.

Acquisition of businesses in 2010

        During the year ended November 30, 2010, the Company completed two acquisitions for a cash purchase price totaling $4,908. The Company estimated the fair market value of contingent consideration for one of the acquisitions at $800. The Company has estimated the fair values of the acquired assets and liabilities and the allocation of the purchase price to intangible assets. The fair value of the contingent consideration was adjusted downwards by $676 at November 30, 2011 and this amount has been deducted from expenses in the year ended November 30, 2011.

        Pro forma operating results have not been presented for the acquisitions because the acquisitions were not material to the Company. Goodwill of $2,991 has been recognized on the above transactions. $700 has been allocated to intangible assets as developed technology to be amortized over five years. $2,100 has been allocated to in process research and development. Amortization of in process research and development will commence when the development of the technology is complete. The intangible assets are expected to be deductible for tax purposes.

Goodwill

        The changes in the carrying amount of goodwill for the years ended November 30, 2011, 2010 and 2009 are as follows:

	NSS	SI	Total
Balance at November 30, 2009	$—	$—	$—

Acquisition of business	$794	$2,197	$2,991
Balance at November 30, 2010	$794	$2,197	$2,991

Acquisition of business	$—	$2,805	$2,805
Additional contingent consideration	$—	$1,304	$1,304
Balance at November 30, 2011	$794	$6,306	$7,100

Identified intangible assets

        Identified intangible assets balances are summarized as follows:

	November 30, 2011
	Gross Assets	Accumulated Amortization	Net Assets
Existing technology	$4,600	$3,673	$927
Patents and core technology	12,700	5,888	6,812
In Process Research and Development	2,100	—	2,100
Customer relationships	3,300	3,071	229
Software	1,200	240	960

Total	$23,900	$12,872	$11,028

        Fully amortized intangible assets with a recorded cost of $6,900 have been removed from the intangible assets register during the year ended November 30, 2011.

	November 30, 2010
	Gross Assets	Accumulated Amortization	Net Assets
Existing technology	$4,600	$3,105	$1,495
Patents and core technology	9,700	7,660	2,040
In Process Research and Development	2,100	—	2,100
Customer relationships	3,300	2,600	700

Total	$19,700	$13,365	$6,335

        Fully amortized intangible assets with a recorded cost of $6,398 have been removed from the intangible assets register during the year ended November 30, 2010.

        The Company expects to record amortization of these intangible assets in its statements of operations as follows:

Amortization
2012	3,031
2013	1,969
2014	1,969
2015	1,969
2016 and beyond	2,090

Impairment of intangible assets

        The Company carried out its annual goodwill test at November 30, 2011. The Company determined, based on an assessment of qualitative factors, that it was more likely than not that the fair value of its SI and NSS reporting units were greater than their carrying values and therefore no impairment of goodwill was recorded. Specifically, although revenues from the sale of SI products were significantly reduced, the Company reached this conclusion based on short and medium term revenue forecasts, forecast hard disk drive industry growth, historic revenue and gross margins derived from these products and the relatively low materiality of the goodwill balance relative to the size of the business.

        As part of its cost reduction exercise in 2011, carried out in response to the reduction in demand for SI products, the Company decided to cease expenditure on development of certain products, including the developed technology purchased as part of an acquisition in December 2010. This was due to the Company's assessment that there was a reduced likelihood of achieving significant revenues from the related product. The Company therefore determined that the carrying value of this developed technology was less than its fair value and recorded an impairment of $2,200.

Inventories	12 Months Ended
Nov. 30, 2011
Inventories
Inventories
6.     Inventories

	November 30,
	2011	2010
Finished goods	$41,190	$58,279
Work in progress	19,785	44,685
Raw materials	103,205	92,972

	$164,180	$195,936

Property, Plant and Equipment, Net	12 Months Ended
Nov. 30, 2011
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

7.     Property, Plant and Equipment, Net

	November 30,
	2011	2010
Land	$1,421	$1,421
Buildings and leasehold improvements	15,122	13,728
Machinery and equipment	130,392	120,534

	146,935	135,683
Accumulated depreciation	(101,720)	(89,996)

	$45,215	$45,687

        Depreciation expense during the years ended November 30, 2011, 2010 and 2009 was $19,405, $18,436 and $18,197, respectively. For the years ended November 30, 2011, 2010 and 2009 the Company disposed of fully-depreciated machinery and equipment with a recorded cost of $5,927, $2,474 and $2,541 respectively.

Income Taxes	12 Months Ended
Nov. 30, 2011
Income Taxes
Income Taxes

8.     Income Taxes

        The provision (benefit) from income taxes is comprised as follows:

		Year Ended November 30,
		2011	2010	2009
U.K.	Current	$—	$—	$—
U.S.	Current	1,604	569	318
Other jurisdictions	Current	40	72	(39)
	Deferred	1,432	(16,632)	4,163

Total		$3,076	$(15,991)	$4,442

        The significant components of deferred tax assets and liabilities included in the Consolidated Balance Sheets are:

	November 30,
	2011	2010
Deferred tax assets:
U.K. net operating loss carryforwards	$6,477	$3,923
U.S. net operating loss carryforwards	5,668	6,073
Other net operating loss carryforwards	1,541	1,009
Timing difference on equity compensation	5,783	6,201
Property, plant and equipment	5,041	7,492
Timing differences on inventory	3,210	—
Forward foreign exchange contracts	446	—
Other deferred tax assets	312	208
Less: valuation allowance	(4,751)	(1,009)

Total deferred tax assets	23,727	23,897
Deferred tax liabilities
Forward foreign exchange contracts	—	(186)
Intangible assets	(1,231)	(594)

Net deferred tax assets	$22,496	$23,117

        The deferred tax assets above include an amount of $15,492 related to loss carryforwards and other timing differences in the United Kingdom. The Company has not recorded a valuation allowance against this balance because it believes it is more likely than not that the asset will be realized. At November 30, 2010, following the conclusion of its planning for the fiscal years 2011 and 2012, the Company released the $13,929 valuation allowance against U.K. deferred tax assets existing at that date. The release arose as a result of the profitability of the group and its UK subsidiary in the period and the group's forecast as at November 30, 2010 for the periods ending November 30, 2011 and 2012 which considered the relative improvement in the macro-economic conditions in the markets the Company addresses and made it more likely than not that the U.K. tax losses will be utilized.

        In the United Kingdom, tax operating loss carryforwards have no expiration date. The utilization of tax operating loss carryforwards is, however, restricted to the taxable income of the subsidiary generating the losses. A change in ownership of the Company can also prevent the Company utilizing the carryforwards. As part of the acquisition of nStor Technologies in 2005 the Company acquired operating loss carryforwards of nStor Technologies Inc. in the United States. These are subject to an annual limitation, could be subject to further more restrictive annual limitations if certain substantial changes in the ownership of the Company occur and will expire on various dates beginning in 2018, if not utilized. The Company has recorded a deferred tax asset relating to these loss carryforwards of $5,668 at November 30, 2011.

        At November 30, 2011 the Company recorded other net operating loss carryforwards in respect of its activities in Singapore and Japan of $1,541, together with a full valuation allowance against these deferred tax assets. These loss carryforwards can be utilized against future trading profits of the activities being carried on in these two locations, subject to the availability of such profits. At November 30, 2011 the Company's forecast for its activities in these locations does not make it more likely than not that these deferred tax assets will be utilized. The remainder of the valuation allowance relates to deferred tax assets in Malaysia that are expected to reverse without affecting taxable profits.

        The Company records equity compensation expense using the fair value method, beginning on the grant date. The tax expense for equity compensation only arises when the related share award is vested, which occurs later than the grant date. This timing difference has resulted in the recording of a net deferred tax asset of $5,596 and $5,793 before valuation allowances at November 30, 2011 and November 30 2010, respectively. The amount of any benefit realized from this asset is dependent on future share price movements over the next four fiscal years as the awards vest. The Company anticipates recording any variation to the value of this asset as an adjustment to Additional Paid in Capital ("APIC"). For the years ended November 30, 2011 and November 30, 2010 the Company recorded charges to APIC of $178 and $nil respectively. The deferred tax asset of $5,793 at November 30, 2010 included an amount of $2,650 incorrectly not recognized as at November 30, 2009. Having determined that this amount is not material to prior periods and to income for the year ended November 30, 2010 the Company made the correction in the year resulting in an income tax benefit of $2,650 in the year ended November 30, 2010.

        The Company has elected to adopt the short-form method to calculate its pool of windfall tax benefits, as of December 1, 2005. Authoritative accounting guidance prohibits the recognition of net operating losses generated by windfall tax benefits. The Company has elected to adopt an accounting policy where windfall tax benefits are recognized in APIC only if an incremental benefit is provided after considering all other tax attributes presently available to the Company. The tax benefit not recognized in APIC totals $1,900 at November 30, 2011 and $2,063 at November 30, 2010.

        The applicable statutory rate of tax in Bermuda was zero for each of the years ended November 30, 2011, 2010 and 2009. For purposes of reconciliation between the provision for (benefit from) income taxes at the statutory rate and the effective tax rate, a notional U.K. rate is applied as follows:

	Year Ended November 30,
	2011	2010	2009
Provision (benefit) for income taxes at corporation tax rate	26.0%	28.0%	(28.0)%
Adjustment in respect of prior years	1.8	(2.4)	29.9
Other nondeductible expenses	(0.3)	—	1.8
Research and development tax credits	(13.6)	(0.3)	(23.8)
Effect of change in U.K. tax rate	3.3	—	14.3
Tax differentials on foreign income	(2.2)	(7.8)	(11.1)
Other valuation allowances	2.2	(29.8)	56.1
Movement in unrecognized tax benefits	(7.1)	(0.6)	(2.1)

Provision (benefit) for income taxes	10.1%	(12.9)%	37.1%

        In the period ended November 30, 2010 the valuation allowances of 29.8% includes a benefit of 18.5% in respect of U.K. deferred tax assets utilized during the fiscal year against which a valuation allowance was established in fiscal year 2008 and a benefit of 11.3% in respect of the remaining valuation allowance related to U.K. deferred tax assets released at November 30, 2010.

        The adjustment in respect of prior years for the periods ended November 30, 2010 and 2009 includes the correction and the original error respectively for the recognition of a deferred tax asset in respect of equity based compensation as referred to above.

        The enacted U.K. corporation tax rate reduced from 28% to 27% in the year ended November 30, 2010, to 26% in the ended November 30, 2011 and will reduce to 25% in the year ended November 30, 2012. The U.K. government has indicated that they plan to reduce the corporation tax rate by an additional 1% in each of the two subsequent years. The U.K. deferred tax asset has been calculated at the rate of 25%.

        The components of income (loss) before income taxes are:

	Year Ended November 30,
	2011	2010	2009
U.K.	$17,937	$80,251	$(20,658)
U.S.	8,726	8,521	4,281
Malaysia	8,702	36,028	3,774
Other	(3,992)	(1,363)	631

Total	$31,373	$123,437	$(11,972)

        As a result of certain employment and capital investment actions undertaken by the Company, income from activities in Malaysia is substantially exempt from income taxes until May 2012. The income tax benefit attributable to this tax status was estimated to be $2,176 ($0.07 per share, diluted), $10,088 ($0.32 per share, diluted) and $1,057 ($0.04 per share) during the years ended November 30, 2011, 2010 and 2009, respectively.

        The following table summarizes the activity related to the Company's gross unrecognized tax benefits:

	Year Ended November 30,
	2011	2010
Balance of unrecognized tax benefits at December 1	$6,421	$7,646
Gross increase for tax positions taken during a prior period	76	1,294
Gross decrease for tax positions taken during a prior period	(314)	(2,828)
Gross increase for tax positions taken during the current period	972	1,947
Settlements	(1,973)	(944)
Reductions as a result of a lapse of the applicable statute of limitations	(1,323)	(694)

Balance of unrecognized tax benefits at November 30	$3,859	$6,421

        At November 30, 2011, all of the unrecognized tax benefit of $3,859 would affect the effective tax rate, if recognized.

        At November 30, 2011 and 2010, the Company had accrued in current tax approximately $100 and $300 respectively for the payment of interest and penalties relating to unrecognized tax benefits.

        The Company's subsidiaries are subject to income tax in the U.K. and the U.S. Federal jurisdiction as well as other state and foreign jurisdictions. During the period ended November 30, 2011 a tax authority enquiry into the Company's U.K. income tax return for fiscal year 2007 was concluded without adjustment. The income tax returns for fiscal years 2009, 2010 and 2011 remain open to examination. The Company does not expect the total gross amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months. The Company's U.S. Federal and state income tax returns for fiscal years 2007 through fiscal year 2011 remain open to examination. In addition, the Company files tax returns in multiple other foreign taxing jurisdictions and generally is not subject to tax examination in these jurisdictions for fiscal years prior to 2005.

Equity compensation plans	12 Months Ended
Nov. 30, 2011
Equity compensation plans
Equity compensation plans

9.     Equity compensation plans

        During the three years ended November 30, 2011 the Company's share based awards have primarily consisted of Restricted Stock Units ("RSUs"). The Company also operates an Employee Share Purchase Plan ("ESPP") for U.S. employees and a Sharesave option plan for U.K. employees. The Company suspended new awards under the ESPP and the Sharesave plan during 2009 due to the volatility in its share price, but resumed awards in 2010.

        The Company and Credit Suisse, the managing underwriter for the Company's Initial Public Offering (IPO) in 2004, have agreed to impose a limit on the number of common shares over which options may be granted, to the effect that the total number of common shares over which options may be granted under all of the Company's share option, share purchase, restricted stock, restricted stock units and stock bonus award plans shall not, in any consecutive ten year period, commencing after the IPO, exceed 5,633. Lapsed and surrendered options are disregarded for these purposes. As at November 30, 2011, share awards over 5,122 common shares had been granted since the IPO.

Equity Compensation

        The following table summarizes equity compensation expense related to share-based awards:

	Year ended November 30,
	2011	2010	2009
Equity compensation:
Cost of revenues	$824	$1,541	$907
Research and development	2,534	3,107	1,856
Selling, general and administrative	3,769	5,006	2,862

Total equity compensation	7,127	9,654	5,625

Related income tax benefit	$1,782	$3,241	$—

Restricted Stock Units

        RSUs require that shares be awarded over four years from the date of grant, subject to continued service. The holders of RSUs are not entitled to receive dividends or dividend equivalents. The vesting of certain of these units is also subject to the achievement of certain performance conditions in the year of grant. The RSUs vest annually on February 1. An employee ceases to be entitled to the RSUs upon termination of their employment. Equity compensation expense related to RSUs of $6,837, $9,500 and $5,503 has been recorded in the years ended November 30, 2011, 2010 and 2009 respectively. The calculation of the number of units expected to vest is based on management's assessment of achievement of the related performance conditions. Restricted stock units granted, exercised, canceled and expired are summarized as follows:

	RSU	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Non-vested restricted stock units at November 30, 2008	1,168	$17.47	1.8
Granted	960	6.01
Vested	(273)	20.25
Cancelled/forfeited	(425)	17.09

Non-vested restricted stock units at November 30, 2009	1,430	$9.78	1.7
Granted	1,238	13.76
Vested	(533)	8.80
Cancelled/forfeited	(62)	12.85

Non-vested restricted stock units at November 30, 2010	2,073	$11.32	1.7
Granted	980	13.04
Vested	(659)	11.74
Cancelled/forfeited	(446)	11.36

Non-vested restricted stock units at November 30, 2011	1,948	$12.09	1.6

Non-vested restricted stock units expected to vest at November 30, 2011	1,298	$11.73	1.4	$16,880

The Sharesave Plan

        The Sharesave Plan was established in 2005. Options granted under this plan have certain tax advantages for employees. Options can only be exercised at the end of a three year period based on the amount paid by an employee into an independent savings account. The options have been granted with an exercise price at a discount of 15% to the market price and the maximum monthly contribution to this plan, stated in U.K. pounds, is £250 determined at the commencement of the three year period.

        Sharesave Plan activity was as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2008	96	$16.78	2.6
Canceled/forfeited	(44)	17.88

Outstanding at November 30, 2009	52	$15.85	1.9
Granted	41	16.01
Canceled/forfeited	(17)	17.09

Outstanding at November 30, 2010	76	$15.66	2.1
Granted	190	8.25
Canceled/forfeited	(61)	15.57

Outstanding at November 30, 2011	205	$8.82	2.9	—

        There were no options exercisable at November 30, 2011, 2010 and 2009.

Share Option Plans

        The Company has four plans, under which employees were granted options to purchase Xyratex Ltd common shares prior to November 30, 2005. Options granted under each plan vest in line with certain criteria, including at the earlier of a takeover or liquidation of the Company, or ratably, over a period of up to four years from the grant date. Options granted under these plans expire under certain criteria including at the earlier of ten years from the date of grant, following a change of control, amalgamation or liquidation of the Company or immediately upon termination of employment with the Company. As of November 30, 2011, options to purchase 526 common shares were outstanding under these plans.

        Options exercised and canceled or forfeited under these share option plans are summarized as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2008	1,592	$9.91
Exercised	(11)	2.32
Canceled/forfeited	(341)	8.54

Outstanding at November 30, 2009	1,240	$10.46
Exercised	(395)	8.00
Canceled/forfeited	(13)	14.31

Outstanding at November 30, 2010	832	$12.42
Exercised	(301)	11.60
Canceled/forfeited	(5)	13.60

Outstanding at November 30, 2011	526	$12.81	2.8	$387

Exercisable at November 30, 2009	1,227	$10.38

Exercisable at November 30, 2010	832	$12.42

Exercisable at November 30, 2011	526	$12.81	2.8	$375

        The aggregate intrinsic value of options outstanding at November 30, 2010 is calculated as the difference between the market price of the underlying common share and the exercise price of the options. Of the outstanding options at November 30, 2011, 456 had exercise prices that were higher than the $13.00 closing market price of the Company's common shares on that date. The total intrinsic value of options exercised during the years ended November 30, 2011, 2010 and 2009 was $731, $4,049 and $52, respectively, determined as of the date of exercise. The total fair value of options that vested during the years ended November 30, 2011, 2010 and 2009 was $0, $53 and $206, respectively. The total fair value of options that were forfeited during the years ended November 30, 2011, 2010 and 2009 was $22, $114 and $1,285, respectively.

        The following table summarizes information about share options outstanding at November 30, 2011:

	Options Outstanding and Exercisable
Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price
$4.24–$4.25	71	0.6	$4.25
$9.65	4	2.4	$9.65
$13.51–$14.47	447	3.1	$14.17
$15.57	5	3.5	$15.57

	526	2.8	$12.81

ESPP

        The Company also operates an employee stock purchase plan ("ESPP"), under which any eligible U.S. employee of the Company receives the rights to purchase the Company's shares. A purchase right entitles a participant to purchase at the end of each year the number of common shares determined by dividing the participant's accumulated payroll deductions in his or her plan account by the purchase price for that offering period. Generally, the per share purchase price is 85% of the lower of the fair market value of one common share on the first trading day of the offering period or the fair market value of such a share on the last trading day of the offering period. The payroll deductions may not exceed two hundred dollars per pay period per employee, and an employee may not purchase more than $25 of fair value of shares in any annual period. The ESPP terminates in December 2021.

        ESPP activity was as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2008	—	—	—
Granted	44	$1.94
Exercised	(44)	1.94

Outstanding at November 30, 2009	—	—	—
Granted	26	13.80

Outstanding at November 30, 2010	26	$13.80	0.4
Granted	46	8.54
Canceled/forfeited	(26)	13.80

Outstanding at November 30, 2011	46	$8.54	0.4	$205

Determining Fair Value of Share Options

        Valuation and Amortization Method.    The Company estimated the fair value of share options using the Black-Scholes option valuation model and amortized the fair value using graded vesting over the vesting periods.

        Expected Life.    The expected life of awards granted represents the period of time that they are expected to be outstanding. The Company determined the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and pre-vesting and post-vesting forfeitures.

        Expected Volatility.    The volatility factor the Company used in the Black-Scholes option valuation model is based on the Company's historical share prices.

        Risk-Free Interest Rate.    The Company based the risk-free interest rate used in the Black-Scholes option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.

        Expected Dividend Yield.    Prior to August 2011, the Company had never paid any cash dividends on its common shares and did not anticipate paying any cash dividends. Consequently, the Company used an expected dividend yield of zero in the Black-Scholes option valuation model.

        Expected Forfeitures.    The Company uses historical data to estimate pre-vesting option forfeitures. The Company records share-based compensation only for those awards that are expected to vest.

        The fair value of the options was estimated at grant date using the following weighted average assumptions:

	Year ended November 30,
	2011	2010	2008
Risk-free interest rate	1.00%	3.00%	3.00%
Dividend yield	0.00%	0.00%	0.00%
Volatility	66%	75%	75%
Expected option life	1.5 years	1.5 years	1.5 years

        At November 30, 2011, the Company had 1,503 non-vested share based awards that had a weighted average grant date fair value of $11.33. As of November 30, 2011, the Company had $8,127 of total unrecognized compensation cost related to non-vested share-based awards granted under all equity compensation plans. Total unrecognized compensation cost will be adjusted for any future changes in estimated forfeitures. The Company expects to recognize this cost over a weighted average period of 2.4 years.

Equity and dividends	12 Months Ended
Nov. 30, 2011
Equity and dividends
Equity and dividends

10.   Equity and dividends

        The Company's authorized share capital consists of three classes; 70,000 common shares; 1,000 preference shares; and 1,200 deferred shares. All shares have a par value of $0.01. As of November 30, 2011, there were 27,568 common shares outstanding. No other class of shares has been issued.

        Common shares—Holders of common shares are entitled to one vote per share on all matters upon which the common shares are entitled to vote, including the election of directors. The holders of common shares are entitled to receive dividends when and as declared by the Company's board of directors. Upon any liquidation, dissolution, or winding up of the Company, surplus assets will be distributed ratably to holders of common shares. There are no restrictions on these shares.

        Preference shares—The Board is authorized to provide for the issuance of the preference shares in one or more series, and to establish from time to time the number of shares to be included in each such series, and to fix the designation, powers, preferences and rights of the shares of each such series and the qualifications, limitations or restrictions thereof (and, for the avoidance of doubt, such matters and the issuance of such preference shares shall not be deemed to vary the rights attached to the common shares). As of November 30, 2011, there were no preference shares outstanding.

        Deferred shares—While ever and whenever any shares of the Company of any other class are in issue: (a) Holders of deferred shares shall have no right to receive notice of general meetings nor shall deferred shares entitle the holder to any votes at general meetings of the Company; (b) deferred shares shall have no right to participate in any dividend or distribution and, on a return of capital shall entitle the holder to no rights other than to repayment of the par value thereof and then only once $1,000,000 per share has been paid to holders of all other classes of shares of the Company then in issue. As of November 30, 2011, there were no deferred shares outstanding.

Repurchases of Common Shares

        The Company announced in March 2011 that it would recommence the share repurchase plan initially approved during the first quarter of 2008, and increased the maximum value of shares that may be repurchased. According to the revised terms of the plan, the Company may repurchase up to an additional $50,000 of the outstanding shares following April 30, 2011. Under the plan the Company repurchased 3,602 shares at an aggregate cost of $32,291 in the year ended November 30, 2011.

Dividends

        In the third fiscal quarter of the year ended November 30, 2011 the Company commenced paying dividends to holders of its common shares. The Company declared two dividends totaling 10.5 cents per share with a total value of $2,980. Of this amount $1,521 was paid subsequent to November 30, 2011.

Employee benefit trusts	12 Months Ended
Nov. 30, 2011
Employee benefit trusts
Employee benefit trusts

11.   Employee benefit trusts

        The Company has a variable interest in an employee benefit trust (the "Trust") which was formed in 1994 by Havant International Holdings Limited (HIHL), a predecessor holding company, for the benefit of current and former employees and to facilitate obligations under HIHL's share option plans. Following the demerger of the Company's business from HIHL in 2000, the Trust holds shares of the Company. Assets held by the Trust are used to compensate current employees of the Company and former employees of HIHL and its subsidiaries. The Company is not the primary beneficiary of the Trust because it does not absorb expected losses of the Trust, nor does it receive expected residual returns of the Trust. As of November 30, 2011 and 2010, the Trust held nil and 62 common shares, respectively. The Trust has not made any new awards since 2004.

        Transactions between the Trust and employees of the Company have been accounted for as if they were transactions of the Company and any resulting equity compensation expense has been pushed down into these financial statements with an offsetting entry to additional paid in capital. Activity related to equity based compensation awards given to employees are included in the share option and award activity in Note 9.

        The Trust pays administrative fees to the Company of $9 per year.

        The Company set up a new employee benefit trust in June 2004. This trust holds 95 common shares in Xyratex Ltd, included in unissued shares at November 30, 2011. Shares held by this trust will be used to satisfy the exercise by employees of certain share options of the Company.

Financial Instruments	12 Months Ended
Nov. 30, 2011
Financial Instruments
Financial Instruments

12.   Financial Instruments

        The Company's principal financial instruments, other than derivatives, comprise cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities. The Company also enters into derivatives in order to manage currency risks arising from the Company's operations. The Company does not hold financial instruments for trading purposes.

Forward foreign exchange contracts and options

        Over 90% of the Company's revenues are denominated in the U.S. dollar, whereas certain expenses are incurred in U.K. pounds and Malaysian Ringgits. Therefore, the Company is exposed to foreign currency exchange rate risk which creates volatility in income and cash flows from period to period. In part, the Company manages this exposure through entering into forward foreign exchange contracts and options to reduce the volatility of income and cash flows associated with this risk. The Company designated all of its forward foreign currency contracts as qualifying for cash flow hedge accounting. Changes in the fair value of these instruments are deferred and recorded as a component of accumulated other comprehensive income (AOCI) until the hedged transactions affect earnings, at which time the deferred gains and losses on the forward foreign currency contracts are recognized in the income statement. The Company enters into these foreign exchange contracts to hedge a portion of its forecasted foreign currency denominated expense in the normal course of business and accordingly, they are not speculative in nature. The counterparty to the foreign currency contracts is an international bank. Such contracts are for two years or less at inception.

        The following table summarizes the foreign currency derivative contract activity:

Number of contracts
At November 30, 2009	26
Matured during the period	(27)
New contracts entered into during the period	34

At November 30, 2010	33
Matured during the period	(33)
New contracts entered into during the period	31

At November 30, 2011	31

        The fair value of derivative instruments and their location in the consolidated balance sheet as of November 30, 2011 and November 30, 2010 were as follows:

Derivatives designated as hedging instruments:	Balance Sheet Location	November 30, 2011	November 30, 2010
Asset derivatives	Other current assets	$—	$697
Liability derivatives	Other accrued liabilities	$1,539	$—

        The effect of derivative instruments designated as cash flow hedges on the consolidated statement of operations for the year ended November 30, 2011 was as follows:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized(1)	Gain (Loss) Reclassified(2)
Foreign exchange contracts	$(1,539)	$697
(1)
Amount recognized in AOCI (effective portion) net of tax of $632.

(2)
Amount of gain (loss) reclassified from AOCI into income (effective portion) located in expense.

        Unrealized gains and losses reported in AOCI will be reclassified to earnings as the forecast expenditures for which the foreign exchange contracts have been entered into arise. It is estimated that all of the unrealized amounts in respect of foreign exchange contracts are expected to be reclassified to earnings during the next twelve months.

        The following table shows derivatives existing as of November 30, 2011 and November 30, 2010:

	November 30,
Derivatives between U.K. pound and U.S. dollar	2011	2010
Nominal value of forward exchange contracts and options	$53,850	$58,776
Fair value of contracts—asset (liability)	$(1,057)	$455
Average rate of contract	$1.59	$1.54
Period end rate	$1.56	$1.55

	November 30,
Derivatives between Malaysian ringgit and U.S. dollar	2011	2010
Nominal value of forward exchange contracts and options	$18,000	$18,000
Fair value of contracts—asset (liability)	$(482)	$242
Average rate of contract	$0.32	$0.31
Period end rate	$0.31	$0.32

Fair values

        The carrying values of all financial instruments, including forward foreign exchange contracts, approximate their fair values. Assets and liabilities required to be carried at fair value will be classified and disclosed in one of the following three categories:

        Level 1: Quoted market prices in active markets for identical assets or liabilities.

        Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

        Level 3: Unobservable inputs that are not corroborated by market data.

        The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of November 30, 2011 and at November 30, 2010 aggregated by the level in the fair-value hierarchy within which those measurements fall:

	November 30, 2011		November 30, 2010
	Total	Significant Other Observable Inputs (Level 2)	Total	Significant Other Observable Inputs (Level 2)
Foreign currency forward contracts—asset (liability) position	$(1,539)	$(1,539)	$697	$697

        The Company's forward foreign exchange contracts and options are measured on a recurring basis based on foreign currency spot rates and forward rates quoted by banks (level 2 criteria) and are marked-to-market each period with gains and losses on these contracts recorded in Other Comprehensive Income with the offsetting amount for unsettled positions being included in either other current assets or other accrued liabilities in the balance sheet.

Commitments and Contingencies	12 Months Ended
Nov. 30, 2011
Commitments and Contingencies
Commitments and Contingencies

13.   Commitments and Contingencies

        Operating Lease Commitments.    Future minimum lease payments under non-cancelable operating lease agreements as of November 30, 2011 are as follows:

Year Ending November 30,
2012	$6,342
2013	3,262
2014	1,508
2015	1,469
2016	1,355
2017 and thereafter	730

Total minimum payments required	$14,666

        Certain leases require the Company to pay property taxes, insurance and routine maintenance. Rent expense was $8,221, $7,787 and $6,903 for the years ended November 30, 2011, 2010 and 2009, respectively.

        Customer Indemnity.    As an element of standard customer contracts, the Company includes certain clauses that indemnify the customer against liability and damages, including legal defense costs, which might arise from claims of patent, copyright, trademark or trade secret infringement by the products manufactured by the Company.

        Contingencies.    The Company is involved in lawsuits, claims, investigations and proceedings, including patent and commercial matters that arise in the ordinary course of business. There are no such matters pending that the Company expects to be material in relation to its business, consolidated financial position, results of operations or cash flows.

        Product warranty.    The following table provides the changes in the product warranty accrual for the year ended November 30, 2011:

Amount of liability
Balance at November 30, 2008:	$3,954
Accruals for warranties issued during the year	3,210
Settlements made during the year	(3,627)

Balance at November 30, 2009:	$3,537
Accruals for warranties issued during the year	6,055
Settlements made during the year	(4,007)

Balance at November 30, 2010:	$5,585
Accruals for warranties issued during the year	3,780
Settlements made during the year	(4,437)

Balance at November 30, 2011:	$4,928

Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2011
Supplemental Cash Flow Information
Supplemental Cash Flow Information

14.   Supplemental Cash Flow Information

        Cash paid for income taxes was $2,572, $1,960 and $2,197 for the years ended November 30, 2011, 2010 and 2009, respectively. Cash received from income taxes was $0, $0 and $658 for the years ended November 30, 2011, 2010 and 2009, respectively. Cash paid for interest was $5, $130 and $54 for the years ended November 30, 2011, 2010 and 2009, respectively.

        Proceeds from the exercise of share options were $3,344, $2,113 and $87 for the years ended November 30, 2011, 2010 and 2009 respectively.

Segment Information	12 Months Ended
Nov. 30, 2011
Segment Information
Segment Information

15.   Segment Information

        The Company reports its operations in two product segments—NSS and SI.

  Description of the Company's segments:

        NSS.    Hard disk drive (HDD) based storage subsystems and solutions which are sold to Original Equipment Manufacturers (OEMs).

        SI.    HDD manufacturing process equipment, which is sold directly to manufacturers of HDDs and their component suppliers.

  Segment revenue and profit.

        The accounting policies used to derive reportable segment results are generally the same as those described in Note 2, "Summary of Significant Accounting Policies".

        The following tables reflect the results of the Company's reportable segments under the Company's management reporting system. These results are not necessarily a depiction that is in conformity with accounting principles generally accepted in the United States and in particular does not include equity compensation expense. The performance of each segment is generally measured based on gross profit before non-cash equity compensation.

	Year Ended November 30,
	2011	2010	2009
Revenues:
NSS	$1,324,547	$1,258,940	$762,028
SI	123,929	342,943	105,863

Total Segments	$1,448,476	$1,601,883	$867,891

Gross profit:
NSS	$212,654	$166,882	$97,981
SI	10,242	114,427	28,202

Total Segments	222,896	281,309	126,183
Non cash equity compensation	(824)	(1,541)	(907)

Total	$222,072	$279,768	$125,276

Depreciation and amortization:
NSS	$10,326	$12,337	$13,437
SI	8,854	5,899	5,803

Total Segments	19,180	18,236	19,240
Corporate	4,401	3,873	2,896

Total	$23,581	$22,109	$22,136

        Total segments revenue represents total revenues as reported by the Company for all periods presented. Gross profit above represents gross profit as reported by the Company for all periods presented. Income (loss) before income taxes as reported by the Company for all periods presented also includes total operating expenses, other income and net interest income. The chief operating decision maker does not review asset information by segment and therefore no asset information is presented.

Geographic Information

	United States	United Kingdom	Malaysia	Other	Total
Revenues (based on location at which the sale originated):
Year Ended November 30, 2011	$770,249	$248,296	$428,597	$1,334	$1,448,476
Year Ended November 30, 2010	$783,109	$228,393	$585,867	$4,514	$1,601,883
Year Ended November 30, 2009	$512,928	$134,370	$216,895	$3,698	$867,891
Long-lived assets (all non-current assets):
November 30, 2011	$8,967	$33,695	$19,618	$1,063	$63,343
November 30, 2010	$8,547	$23,648	$21,666	$1,152	$55,013
November 30, 2009	$7,679	$22,815	$20,142	$1,056	$51,692

SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Nov. 30, 2011
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

XYRATEX LTD

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

	Balance at beginning of period	Charged to costs and expenses	Acquisition	Charged to other accounts	Deductions	Balance at end of period
	(U.S. dollars in thousands)
Year ended November 30, 2011:
Deferred tax valuation allowance	$1,009	—	—	3,742	—	$4,751
Warranty provision	$5,585	3,780	—	—	(4,437)	$4,928
Allowance for doubtful accounts	$310	—	—	—	(162)	$148
Year ended November 30, 2010:
Deferred tax valuation allowance	$33,888	—	—	(32,879)	—	$1,009
Warranty provision	$3,537	6,055	—	—	(4,007)	$5,585
Allowance for doubtful accounts	$1,730	—	—	—	(1,420)	$310
Year ended November 30, 2009:
Deferred tax valuation allowance	$29,466	—	—	4,422	—	$33,888
Warranty provision	$3,954	3,210	—	—	(3,627)	$3,537
Allowance for doubtful accounts	$640	1,195	—	—	(105)	$1,730